Submission	May 21, 2026
Submission [Line Items]
Central Index Key	0001880613
Registrant Name	Direct Digital Holdings, Inc.
Registration File Number	333-295414
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES